Subsequent Event	12 Months Ended
Sep. 30, 2021
Subsequent event
Subsequent event
19.	Subsequent event

On October 1, 2021, the Company, through one of its indirect wholly-owned subsidiaries, entered into a purchase agreement to acquire Thrift Home Care Inc, (“Thrift”), a Mississippi based company. The purchase price was approximately $2,174,000, of which approximately $1,804,000 was paid in cash at closing, and approximately $195,000 of holdbacks are payable on the six- and twelve-month anniversaries of the acquisition, subject to normal post-closing adjustments, if any.

Pro forma twelve-month revenues and net income of Thrift had the acquisition occurred on October 1, 2020 are approximately $2,900,000 and $400,000, respectively. The Company is in the process of gathering the information required to allocate the purchase price to the acquired tangible and intangible assets as of the acquisition date.

On November 1, 2021, the Company, through one of its indirect wholly-owned subsidiaries, entered into a purchase agreement to acquire Heckman Healthcare Services & Supplies, Inc, (“Heckman”), an Illinois based company. The purchase price was approximately $2,289,000, of which approximately $1,949,000 was paid in cash at closing, and approximately $340,000 of holdbacks are payable on the six- and twelve-month anniversaries of the acquisition, subject to normal post-closing adjustments, if any.

Pro forma twelve-month revenues and net income of Heckman had the acquisition occurred on October 1, 2020 are approximately $2,600,000 and $60,000, respectively. The Company is in the process of gathering the information required to allocate the purchase price to the acquired tangible and intangible assets as of the acquisition date.

On November 9, 2021, the Company, through one of its indirect wholly-owned subsidiaries, entered into a purchase agreement to acquire Southeastern Biomedical Services, LLC, (“Southeastern Bio”), an Alabama based company. The purchase price was approximately $298,000, of which approximately $198,000 was paid in cash at closing, and approximately $100,000 of earn outs are payable on the one and two year anniversaries of the acquisition, subject to normal post-closing adjustments, if any.

Pro forma twelve-month revenues and net income of Southeastern Bio had the acquisition occurred on October 1, 2020 are approximately $1,600,000 and $250,000, respectively. The Company is in the process of gathering the information required to allocate the purchase price to the acquired tangible and intangible assets as of the acquisition date.

On January 1, 2022, the Company, through one of its indirect wholly-owned subsidiaries, entered into a purchase agreement to acquire At Home Health Equipment, LLC, (“At Home”), an Indiana based company. The purchase price was approximately $13,117,000, of which approximately $11,797,000 was paid in cash at closing, and approximately $1,220,000 of holdbacks are payable on the six- and twelve-month anniversaries of the acquisition, subject to normal post-closing adjustments, if any.

Pro forma twelve-month revenues and net income of At Home had the acquisition occurred on October 1, 2020 are approximately $12,800,000 and $90,000, respectively. The Company is in the process of gathering the information required to allocate the purchase price to the acquired tangible and intangible assets as of the acquisition date.